UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

as of March 31, 2012 (Unaudited)

Shares	Description	Value
EQUITIES — 98.6%
CHINA — 49.0%
Consumer Discretionary — 3.4%
1,806,000	Belle International Holdings Ltd.(1)	$ 3,242,612
984,000	Dongfeng Motor Group Co. Ltd. “H”(1)	1,776,878
5,274,000	GOME Electrial Appliances Holding Ltd.(1)(2)	1,093,655
736,000	Li Ning Co. Ltd.(1)	783,019
2,922,000	Skyworth Digital Holdings Ltd.(1)	1,366,159
2,591,000	Springland International Holdings Ltd.(1)	1,875,505

		10,137,828

Consumer Staples — 1.3%
158,000	Hengan International Group Co. Ltd.(1)	1,597,501
846,000	Tingyi (Cayman Islands) Holding Corp.(1)	2,446,252

		4,043,753

Energy — 8.8%
4,858,000	China Petroleum & Chemical Corp. “H”(1)	5,293,493
1,084,000	China Shenhua Energy Co. Ltd. “H”(1)	4,572,514
4,754,000	CNOOC Ltd.	9,772,519
4,920,000	PetroChina Co. Ltd. “H”(1)	6,957,960

		26,596,486

Financials — 16.0%
1,338,000	Agile Property Holdings Ltd.(1)	1,544,111
9,516,000	Agricultural Bank of China Ltd. “H”(1)	4,081,437
13,139,780	China Construction Bank Corp. “H”(1)	10,154,390
858,000	China Life Insurance Co. Ltd. “H”	2,226,777
1,712,441	China Overseas Land & Investment Ltd.(1)	3,255,491
389,200	China Pacific Insurance Group Co. Ltd. “H”	1,205,598
2,330,000	China Resources Land Ltd.(1)	4,027,383
4,410,000	Evergrande Real Estate Group Ltd.(1)	2,362,906
17,850,835	Industrial & Commercial Bank of China Ltd. “H”(1)	11,518,893
1,159,000	Longfor Properties Co. Ltd.(1)	1,624,153
409,100	New China Life Insurance Co. Ltd. “H”(1)	1,667,699
1,372,000	PICC Property and Casualty Company Ltd. “H”(1)	1,632,829
395,000	Ping An Insurance (Group) Co. of China Ltd. “H”(1)	2,986,412

		48,288,079

Industrials — 2.6%
3,861,500	China COSCO Holdings Co. Ltd. “H”(1)(2)	2,442,036
522,000	China Merchants Holdings (International) Co. Ltd.(1)	1,748,068
986,000	China Shipping Development Co. Ltd. “H”(1)	683,241
1,157,000	Zhuzhou CSR Times Electric Co. Ltd. “H”(1)	2,956,579

		7,829,924

Information Technology — 8.6%
67,600	Baidu, Inc. (ADR)(2)	9,854,052
3,850,000	Lenovo Group Ltd.	3,466,190
45,100	Netease.com, Inc. (ADR)(2)	2,620,310
363,400	Tencent Holdings Ltd.(1)	10,138,130

		26,078,682

Materials — 3.1%
1,206,000	Angang Steel Co. Ltd “H”(1)(2)	775,108
456,000	Anhui Conch Cement Co. Ltd. “H”(1)	1,444,822
978,000	BBMG Corp. “H”(1)	822,558
3,474,000	China Resources Cement Holdings Ltd.(1)	2,568,362
583,000	Jiangxi Copper Co. Ltd. “H”(1)	1,341,110
1,432,500	Zhaojin Mining Industry Co. Ltd. “H”(1)	2,402,260

		9,354,220

Telecommunication Services — 5.2%
762,000	China Mobile Ltd.	8,386,515
7,028,000	China Telecom Corp. Ltd. “H”	3,892,375
2,096,000	China Unicom (Hong Kong) Ltd.(1)	3,552,725

		15,831,615

	Total China	148,160,587

HONG KONG — 23.3%
Consumer Discretionary — 3.7%
720,400	Chow Tai Fook Jewellery Group Ltd.(1)(2)	1,141,283
1,073,000	Galaxy Entertainment Group Ltd.(1)(2)	2,964,432
1,422,000	Li & Fung Ltd.(1)	3,263,787
1,003,200	Sands China Ltd.(1)	3,921,577

		11,291,079

Financials — 13.6%
2,917,400	AIA Group Ltd.(1)	10,690,370
2,056,000	BOC Hong Kong (Holdings) Ltd.(1)	5,680,216
475,000	Cheung Kong (Holdings) Ltd.	6,136,334
293,000	Hong Kong Exchanges & Clearing Ltd.(1)	4,924,845
1,263,000	New World Development Co. Ltd.	1,517,747
123,050	Standard Chartered PLC	3,065,156
322,000	Sun Hung Kai Properties Ltd.(1)	4,002,190
182,500	Swire Pacific Ltd.(1)	2,046,191
127,750	Swire Properties(1)	317,565
510,600	Wharf Holdings Ltd. (The)(1)	2,775,286

		41,155,900

Health Care — 0.6%
6,640,000	Sino Biopharmaceutical Ltd.(1)	1,778,877

Industrials — 1.4%
410,000	Hutchison Whampoa Ltd.(1)	4,097,888

Information Technology — 0.6%
702,000	AAC Technologies Holdings Inc.(1)	1,907,805

Utilities — 3.4%
669,000	Cheung Kong Infrastructure Holdings Ltd.	4,071,387
200,500	CLP Holdings Ltd.(1)	1,730,229
618,000	Power Assets Holdings Ltd.(1)	4,537,094

		10,338,710

	Total Hong Kong	70,570,259

TAIWAN — 24.7%
Consumer Discretionary — 0.9%
946,000	Far Eastern Department Stores Ltd.	1,209,965
149,000	Genius Electronic Optical Co. Ltd.	1,499,365

		2,709,330

Consumer Staples — 0.9%
488,000	President Chain Store Corp.	2,711,616

Financials — 3.8%
7,841,000	Chinatrust Financial Holding Co. Ltd.	4,928,105
4,162,960	Mega Financial Holding Co. Ltd.	2,940,850
7,166,000	Yuanta Financial Holding Co. Ltd.	3,726,917

		11,595,872

Information Technology — 15.9%
2,061,000	Acer Inc.	2,733,848
1,527,000	Advanced Semiconductor Engineering Inc.	1,536,597
384,000	ASUSTeK Computer Inc.	3,623,439
5,167,000	AU Optronics Corp.	2,389,658
368,000	Catcher Technology Co. Ltd.	2,599,671
1,165,000	EPISTAR Corp.	2,972,251
361,000	Foxconn Technology Co. Ltd.	1,492,216
3,729,400	Hon Hai Precision Industry Co. Ltd.	14,468,017
149,000	MediaTek Inc.	1,426,163
4,692,000	Taiwan Semiconductor Manufacturing Co. Ltd.	13,496,783
2,839,000	United Microelectronics Corp.	1,389,946

		48,128,589

Materials — 2.0%
1,010,000	Formosa Chemicals & Fibre Corp.	2,949,804
1,018,000	Formosa Plastics Corp.	2,997,313

		5,947,117

Telecommunication Services — 1.2%
1,743,000	Far EasTone Telecommunications Co. Ltd.	3,572,871

	Total Taiwan	74,665,395

Units
RIGHTS(2)(4)
TAIWAN
Financials
391,786	Chinatrust Financial Holding Co. Ltd., expires 04/03/12	29,867

WARRANTS(2)(4) — 1.6%
CHINA — 1.6%
Consumer Discretionary — 0.5%
1,004,000	Suning Appliance Co. Ltd. “A”, expires 09/14/16	1,554,192

Health Care — 1.1%
871,700	Hualan Biological Engineering Inc. “A”, expires 09/14/16	3,166,537

	Total Warrants	4,720,729

	TOTAL EQUITIES (cost $290,097,996)	298,146,837

Shares
SHORT-TERM INVESTMENT — 0.9%
Money Market Fund(3) — 0.9%
2,742,381	JPMorgan Prime Money Market Fund, 0.01% (cost $2,742,381)	2,742,381

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED — 22.4%
Money Market Fund(3) — 22.4%
67,670,403	State Street Navigator Securities Lending Prime, 0.31% (cost $67,670,403)	67,670,403

	TOTAL INVESTMENTS (cost $360,510,780) — 121.9%	368,559,621
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS — (21.9%)	(66,305,052)

	NET ASSETS — 100.0%	$302,254,569

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

PLC—Public Limited Company

(1)	All or a portion of the security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,261,690; cash collateral of $67,670,403 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Rates shown reflect yield at March 31, 2012.
(4)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2012.

Aggregate cost for federal income tax purposes was $366,255,873 and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,398,963
Gross unrealized depreciation	(14,095,215)

Net unrealized appreciation	$2,303,748

The difference between book and tax basis was attributable to deferred losses on wash sales and passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China	$152,881,316	$—	$—
Hong Kong	70,570,259	—	—
Taiwan	74,665,395	29,867	—
Money Market Funds	70,412,784	—	—

Total	$368,529,754	$29,867	$—

Industry Diversification

As of March 31, 2012 (Unaudited)

Percentage of Net Assets
EQUITIES
Consumer Discretionary	8.5%
Consumer Staples	2.2
Energy	8.8
Financials	33.4
Health Care	1.7
Industrials	4.0
Information Technology	25.1
Materials	5.1
Telecommunication Services	6.4
Utilities	3.4

TOTAL EQUITIES	98.6
Short-Term Investment	0.9
Investments of Cash Collateral from Securities Loaned	22.4

TOTAL INVESTMENTS	121.9
Liabilities in excess of cash and other assets	(21.9)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Baring Asset Management (Asia) Ltd. to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange (“NYSE”) on the date of valuation.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date May 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2012

*	Print the name and title of each signing officer under his or her signature.